N-2 $ in Millions	Sep. 29, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Entity Address, Address Line One	333 S. Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 29, 2023 (the “
Effective Date
”), OSCF Lending III SPV, LLC ( the “
Borrower
”), a wholly o
wn
ed subsidiary of Oaktree Strategic Credit Fund (the “
Company
”), entered into a loan and servicing agreement (the “
Loan and Servicing Agreement
”), among the Borrower, as borrower, the Company, as transferor and servicer, Citibank, N.A., as the account bank, Virtus Group, LP, as collateral custodian, the lenders party thereto, and Sumitomo Mitsui Banking Corporation (“
SMBC
”), as administrative agent and collateral agent (the “
Administrative Agent
”), pursuant to which SMBC has agreed to extend credit to the Borrower in an aggregate principal amount up to $150 million (the “
Maximum Commitment
”) at any one time outstanding.

Long Term Debt, Title [Text Block]	Loan and Servicing Agreement
Long Term Debt, Principal	$ 150
Long Term Debt, Structuring [Text Block]	The Loan and Servicing Agreement provides for a senior secured revolving credit facility that has a three-year reinvestment period (the “
Availability Period
”) and a stated maturity date that is five years after the Effective Date. Borrowings under the Loan and Servicing Agreement shall be denominated in U.S. Dollars and bear interest at a rate per annum equal to, at the request of the Borrower, either (1) the secured overnight financing rate (“
SOFR
”), plus 2.45% up to and including 3.00% depending on the collateral securing the facility or (2) the base rate (which is the greatest of the (a) prime rate, (b) federal funds effective rate plus
1
⁄
2
of 1%, (c) zero (0%) and (d) one month SOFR plus 1%) plus 1.45% up to and including 2.00% depending on the collateral securing the facility. The Company is required to pay a non-usage
fee of 0.50% on undrawn borrowings during the first three months of the facility and thereafter 0.50% or 0.75% during the remainder of the Availability Period depending on amounts borrowed by the Company under the facility.
Long Term Debt, Dividends and Covenants [Text Block]	Borrowings under the Loan and Servicing Agreement are subject to various covenants under the Agreements as well as the asset coverage requirement contained in the Investment Company Act of 1940, as amended.